Accrued expenses and liabilities (Details) - USD ($)	Sep. 30, 2016	May 04, 2016	Dec. 31, 2015	Dec. 31, 2014
Customer deposits			$ 611,341	$ 2,516,202
Accrued compensation and benefits			532,435	984,227
Other payables			518,734	379,019
Due to Arthrex			31,785	324,531
Accrued professional fees			190,787	285,446
Accrued loss on abandonment of lease, current portion			103,173	103,176
Accrued angel machine rework costs			465,000	600,000
Accrued Liabilities, Current	$ 1,212,382	$ 3,112,244	$ 2,453,255	$ 5,192,601